INCOME TAXES (Details - Schedule of effective income tax reconciliation)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Income Tax Disclosure [Abstract]
Hong Kong statutory income tax rate	8.25%	16.50%
Non deductible stock compensation	0.00%	(25.30%)
Prior year over-accrual of provision for income taxes	(2.21%)	0.00%
Effective tax rate	6.04%	(8.80%)